Significant Accounting Policies (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Abstract]
Basic and Diluted Net Income Per Common Share	As
a result, diluted net (loss) income per common stock is the same as basic net (loss) income per common stock for the periods. Accretion associated with the redeemable Class A common stock is excluded from (loss) income per common stock as the redemption value approximates fair value.

	For the Three Months Ended March 31,
	2024		2023
	Redeemable Class A	Non-redeemable Class A and Class B	Redeemable Class A	Non-redeemable Class A and Class B
Basic diluted net (loss) income per share
Numerator:
Allocation of net (loss) income	$(513,892)	$(1,720,377)	$1,218,047	$304,512
Denominator:
Weighted average shares outstanding	1,717,578	5,750,000	23,000,000	5,750,000
Basic and diluted net (loss) income per share	$(0.30)	$(0.30)	$0.05	$0.05
As a result, diluted net income per common stock is the same as basic net income per common stock for the periods. Accretion associated with the redeemable Class A common stock is excluded from income per common stock as the redemption value approximates fair value.

	For the Year Ended December 31,
	2023		2022
	Redeemable Class A	Non-redeemable Class A and Class B	Redeemable Class A	Non-redeemable Class A and Class B
Basic and diluted net income per share
Numerator:
Allocation of net income	$15,762	$8,185	$9,224,091	$2,306,023
Denominator:
Weighted average shares outstanding	11,072,452	5,750,000	23,000,000	5,750,000
Basic and diluted net income per share	$0.00	$0.00	$0.40	$0.40

Class A Common Stock Subject to Possible Redemption
As of March 31, 2024 and December 31, 2023, the Class A common stock subject to possible redemption reflected on the condensed consolidated balance sheet are reconciled in the following table:

	March 31, 2024	December 31, 2023
As of beginning of the period	$18,853,961	$237,020,680
Less:
Redemptions	—	(223,500,610)
Plus:
Extension funding of Trust Account	137,406	1,300,000
Remeasurement adjustment of carrying value to redemption value	82,709	4,033,891
Class A common stock subject to possible redemption	$19,074,076	$18,853,961

As of December 31, 2023 and 2022, the Class A common stock subject to possible redemption reflected on the consolidated balance sheet are reconciled in the following table:

	December 31, 2023	December 31, 2022
As of beginning of the period	$237,020,680	$234,600,000
Less:
Redemptions	(223,500,610)	—
Plus:
Extension funding of Trust Account	1,300,000	—
Remeasurement adjustment of carrying value to redemption value	4,033,891	2,420,680
Class A common stock subject to possible redemption	$18,853,961	$237,020,680